DEBT FACILITIES	12 Months Ended
Mar. 31, 2024
Debt and Financing Obligations [Abstract]
DEBT FACILITIES	DEBT FACILITIES
Long-term debt, net of transaction costs is as follows:

			Repayment		2024		2023
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	933.0	2024-2034	$190.5	$1,068.8	$18.5	$1,257.9
Canadian dollar, Series 1, fixed rate - 5.541%		$400.0	2028	—	397.5	—	—
Canadian dollar, fixed rate - 4.15%		$21.5	2024-2027	12.9	8.6	2.9	21.4
Term loans
U.S. dollar, variable rate	US$	125.0	2025	—	168.9	67.0	405.4
Canadian dollar, variable rate		$23.9	2024-2028	5.6	18.3	5.6	23.8
Other			2024-2026	14.3	32.8	15.2	47.4
Lease liabilities
U.S. dollar			2024-2071	30.2	368.2	55.7	241.3
Other			2024-2043	25.0	128.5	25.5	133.4
R&D obligations
Canadian dollar			2023-2048	30.4	543.8	24.2	471.9
Revolving credit facilities
U.S. dollar, variable rate				—	—	—	433.0
Canadian dollar, variable rate				—	30.0	—	—
Total long-term debt				$308.9	$2,765.4	$214.6	$3,035.5

Unsecured senior notes
In June 2023, the Company completed a private offering of $400.0 million of unsecured senior notes, bearing interest at 5.541% per annum, payable in equal semi-annual installments until maturity in June 2028.

Term loans
In February 2024, the Company prepaid a US$175.0 million term loan due in July 2024. In March 2024, the Company repaid a term loan of US$50.0 million.
Information on the change in long-term debt for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facility	Total
Net book value as at March 31, 2022	$1,221.0	$620.3	$395.0	$473.0	$336.9	$3,046.2
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	44.5	44.5
Proceeds from long-term debt	—	—	—	31.2	—	31.2
Repayment of long-term debt	(21.8)	(106.1)	—	(33.1)	—	(161.0)
Repayment of lease liabilities	—	—	(83.4)	—	—	(83.4)
Total changes from financing cash flows	$(21.8)	$(106.1)	$(83.4)	$(1.9)	$44.5	$(168.7)
Non-cash changes
Foreign currency exchange differences	101.1	48.9	21.7	—	51.6	223.3
Additions and remeasurement of lease liabilities	—	—	128.2	—	—	128.2
Accretion	—	—	—	25.0	—	25.0
Other	0.4	1.3	(5.6)	—	—	(3.9)
Total non-cash changes	$101.5	$50.2	$144.3	$25.0	$51.6	$372.6
Net book value as at March 31, 2023	$1,300.7	$564.4	$455.9	$496.1	$433.0	$3,250.1
Changes from financing cash flows
Net proceeds from borrowing under
revolving credit facilities	—	—	—	—	(396.7)	(396.7)
Proceeds from long-term debt	397.1	—	—	36.4	—	433.5
Repayment of long-term debt	(21.7)	(324.0)	—	(24.7)	—	(370.4)
Repayment of lease liabilities	—	—	(69.5)	—	—	(69.5)
Total changes from financing cash flows	$375.4	$(324.0)	$(69.5)	$11.7	$(396.7)	$(403.1)
Non-cash changes
Foreign currency exchange differences	1.2	(1.3)	0.5	—	(6.3)	(5.9)
Additions and remeasurement of lease liabilities	—	—	177.2	—	—	177.2
Disposal of discontinued operations (Note 2)	—	—	(12.2)	—	—	(12.2)
Accretion	—	—	—	27.9	—	27.9
Transfer from royalty obligations (Note 2)	—	—	—	36.9	—	36.9
Other	1.0	0.8	—	1.6	—	3.4
Total non-cash changes	$2.2	$(0.5)	$165.5	$66.4	$(6.3)	$227.3
Net book value as at March 31, 2024	$1,678.3	$239.9	$551.9	$574.2	$30.0	$3,074.3
The Company's unsecured senior notes, term loans and revolving credit facility include standard events of default and covenant provisions whereby accelerated repayment and/or termination of the agreements may result if the Company were to default on payment or violate certain covenants. As at March 31, 2024, the Company is in compliance with all of its financial covenants, as amended from time to time.